PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2015	2014
Cost:
Computers and software	$54	$19
Electronic equipment	19	14
Office furniture and equipment	38	32
Leasehold improvements	2	-

	$113	$65

Accumulated depreciation:	22	5

Depreciated cost	$91	$60